Trade and Other Payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Trade and Other Payables
22.	Trade and Other Payables
Trade and other payables as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current

		In millions of won
Trade payables	￦	4,341,482	—	4,494,504	—
Non-trade payables		2,140,906	1,716,345	2,224,036	1,432,421
Accrued expenses		1,859,765	23,148	1,983,697	22,259
Leasehold deposits received		2,548	1,042	3,211	3,237
Other deposits received		127,933	33,723	97,276	45,012
Lease liabilities		612,765	3,195,115	603,492	3,095,964
Dividends payable		4,574	—	5,063	—
Others(*)		—	12,584	36	10,348

	￦	9,089,973	4,981,957	9,411,315	4,609,241

(*) Details of others as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current

		In millions of won
Advance received from local governments	￦	—	3,069	—	2,689
Others		—	9,515	36	7,659

	￦	—	12,584	36	10,348